Fair Value Measurments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV

	Plan’s Investment Assets and Liabilities at Fair Value at December 31, 2025
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs

	Level 1	Level 2	Level 3	Total
Investment Assets:

Registered Investment Companies	$43,618,835	$47,790,143	$—	$91,408,978

Separately Managed Accounts
Corporate equities	7,695,300,418	—	266,830	7,695,567,248
Cash and cash equivalents	4,245,249	2,196,186	—	6,441,435
Government and agency securities
U.S. Treasury and agency securities	860,796,024	355,967,937	—	1,216,763,961
Other sovereign government obligations	7,767,937	706,506	—	8,474,443
Total Government and agency securities	868,563,961	356,674,443	—	1,225,238,404
Corporate debt instruments	—	169,674,050	—	169,674,050
Derivative instruments	18,741,652	4,745,902	—	23,487,554
Repurchase agreements	—	587,000,000	—	587,000,000
Total Separately Managed Accounts	8,586,851,280	1,120,290,581	266,830	9,707,408,691

Collective Trust Funds *				15,945,018,656

Participant-directed investments				$25,743,836,325

Investment Liabilities:
Separately Managed Accounts
Derivative instruments	20,509,553	3,596,132	—	24,105,685
Participant-directed investments	$20,509,553	$3,596,132	$—	$24,105,685

* Amounts represent certain investments that are measured at fair value using the NAV per share, which are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the participant-directed investments presented in the Statement of net assets available for benefits.

	Plan's Investment Assets and Liabilities at Fair Value at December 31, 2024
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs

	Level 1	Level 2	Level 3	Total
Investment Assets:

Registered Investment Companies	$78,829,907	$—	$—	$78,829,907

Separately Managed Accounts
Corporate equities	6,134,331,011	—	237,475	6,134,568,486
Cash and cash equivalents	3,329,031	4,294,246	—	7,623,277
Government and agency securities
U.S. Treasury and agency securities	869,592,096	284,877,550	—	1,154,469,646
Other sovereign government obligations	8,643,551	1,487,796	—	10,131,347
Total Government and agency securities	878,235,647	286,365,346	—	1,164,600,993
Corporate debt instruments	—	171,927,434	—	171,927,434
Derivative instruments	18,583,234	8,496,358	—	27,079,592
Repurchase agreements	—	570,000,000	—	570,000,000
Total Separately Managed Accounts	7,034,478,923	1,041,083,384	237,475	8,075,799,782

Collective Trust Funds *				13,434,874,093

Participant-directed investments				$21,589,503,782

Investment Liabilities:
Separately Managed Accounts
Derivative instruments	19,256,791	3,746,779	—	23,003,570
Participant-directed investments	$19,256,791	$3,746,779	$—	$23,003,570

* Amounts represent certain investments that are measured at fair value using the NAV per share, which are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the participant-directed investments presented in the Statement of net assets available for benefits.